Cover	Jan. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2022
Entity File Number	1-8344
Entity Registrant Name	Bath & Body Works, Inc.
Entity Central Index Key	0000701985
Entity Tax Identification Number	31-1029810
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Three Limited Parkway
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	614
Local Phone Number	415-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 Par Value
Trading Symbol	BBWI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false